SHAREHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Warrants
Shares outstanding, Beginning
Granted	180,106
Exercised
Expired
Shares outstanding, Ending	180,106
Shares outstanding exercisable	180,106
Weighted Average Exercise Price
Weighted average exercise price of share outstanding, Beginning
Granted	$ 0.2
Exercised
Expired
Weighted average exercise price of share outstanding, Ending	$ 1.97
Weighted average exercise price of share exercisable	$ 1.97
Weighted average fair value of options granted during the period